Acquisitions - Freshwater Water Disposal Facilities (Details) $ in Thousands				3 Months Ended								12 Months Ended
	May 14, 2019 USD ($)	Apr. 10, 2019 USD ($)	Apr. 03, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2019 USD ($) facility	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($)
Business Acquisition
Total consideration to acquire businesses	$ 892,500	$ 53,000	$ 13,000
Fair Value of Assets Acquired and Liabilities Assumed
Goodwill				$ 1,110,456				$ 1,170,530				$ 1,110,456	$ 1,170,530	$ 1,287,212
Revenues				2,123,154	$ 2,295,369	$ 2,215,682	$ 2,054,952	$ 2,143,992	$ 1,996,370	$ 1,452,072	$ 1,361,513	8,689,157	6,953,947	5,216,265
Operating income												$ 126,728	$ 187,335	$ 226,469
Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Number of freshwater facilities acquired | facility												4
Number of freshwater wells acquired | facility												27
Freshwater Facility | Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Total consideration to acquire businesses												$ 77,200
Contingent consideration liability				2,700								2,700
Unfavorable lease liability				500								500
Ranch | Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Business Acquisition
Initial noncurrent deferred tax liability				16,300								16,300
Freshwater Facility | Water Solutions Facilities 2019 Acquisitions Acquisition Accounting In Process
Fair Value of Assets Acquired and Liabilities Assumed
Property, plant and equipment				7,123								7,123
Goodwill				23,570								23,570
Intangible assets				64,015								64,015
Investments in unconsolidated entities				2,060								2,060
Current liabilities				(276)								(276)
Other noncurrent liabilities				(19,288)								(19,288)
Fair value of net assets acquired				$ 77,204								77,204
Revenues												2,000
Operating income												(1,100)
General and administrative expense												$ 3,700
Ranch
Business Acquisition
Number of freshwater wells acquired | facility												18
Fair Value of Assets Acquired and Liabilities Assumed
Payments to acquire assets												$ 28,400